401(k) Plan (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 01, 2004	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Maximum employee contribution, percentage		15.00%
Contribution expense		$ 43	$ 46
Two Percent Employee Contribution [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer matching contribution, percentage	50.00%
Percent of employee contributions matched by employer	2.00%
Three Percent Employee Contribution [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer matching contribution, percentage	100.00%
Percent of employee contributions matched by employer	3.00%